DECEMBER 14, 2017

SUPPLEMENT TO THE

HARTFORD SCHRODERS FUNDS PROSPECTUS (CLASS SDR)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED AUGUST 9, 2017

(THE HARTFORD MUTUAL FUNDS II, INC.)

AND

HARTFORD SCHRODERS FUNDS COMBINED STATEMENT OF ADDITIONAL INFORMATION

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED AUGUST 9, 2017

This Supplement contains new and additional information and should be read in connection with your Prospectus and Combined Statement of Additional Information (“SAI”).

(1)	On January 1, 2018, the name of the Funds’ sub-transfer agent will change from Boston Financial Data Services, Inc. to DST Asset Manager Solutions, Inc. All references to Boston Financial Data Services, Inc. and BFDS in the above referenced Prospectus and SAI are removed and are replaced with DST Asset Manager Solutions, Inc. and DST, respectively, on January 1, 2018.

(2)	Albert Y. Lee and Theodore J. Lucas each became an officer of The Hartford Mutual Funds II, Inc. on November 7, 2017.

a.	In the Hartford Schroders Funds Combined Statement of Additional Information, under the heading “FUND MANAGEMENT – OFFICERS AND INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Albert Y. Lee (1979)	Vice President and Assistant Treasurer	Since 2017	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President at Hartford Funds Management Group, Inc. (“HFMG”) since 2016. Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC since 2017 and served as Managing Director & Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer, Avicenna Capital Management (2007-2009); Chief Financial Officer, Steeple Capital LP (2005-2007).	N/A	N/A
theodore j. lucas (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG since 2016 and as Executive Vice President of Lattice Strategies LLC since 2017. Mr. Lucas served as Managing Partner, Lattice Strategies LLC (2003 to 2016).	N/A	N/A

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS AND SAI FOR FUTURE REFERENCE.

HV-7346	December 2017